Share capital (Tables)	6 Months Ended
Jun. 30, 2020
Weighted average exercise price, and the weighted average remaining contractual life
		Outstanding	Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number	Price	life (in years)
Outstanding, December 31, 2019	6,090,000	$1.78	5.61
Expired / Cancelled	-	-	-
Granted	410,000	2.34	9.44
Outstanding, June 30, 2020	6,500,000	$1.81	5.37
Options exercisable	6,210,416	$1.78	5.17

Stock and stock option-based compensation expense
	Three months		Six months
	ended June 30,		ended June 30,
Employee expenses	2020	2019	2020	2019
Stock options and compensation granted in:
2015	375,172	609,389	804,050	1,286,823
2018	–	–	-	13,038
2019	-	680,290		680,290
2020	59,802	-	238,434	-
Total stock-based compensation expense recognized	$434,974	$1,289,679	$1,042,484	$1,980,151

Stock-based compensation expense
	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2020	2019	2020	2019

Stock-based compensation pertaining to general and administrative	$187.586	$984,984	$402,025	$1,323,701
Stock-based compensation pertaining to research and development	247,388	304,695	640,459	656,450
Total	$434,974	$1,289,679	$1,042,484	$1,980,151